NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2015
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS

NOTE 6 – NOTES PAYABLE – BANKS

United States

The Company was a party to a credit facility with an independent lender, which provided it with up to $10,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company’s $3,500 in cash collateral plus (iv) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder (see note 12). Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash, a $3,500 certificate of deposit, and the $1,000 letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

In June 2014, the Company amended the credit facility to decrease the maximum borrowing capacity to $6,500 and amend existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio. The borrowing base limitation was also amended and is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder. In addition, as part of the amendment, the Company’s $3,500 cash collateral was released and used to reduce outstanding borrowings under the credit facility. The credit facility expires in June 2016.

In March 2015, the Company amended it’s credit facility with its lender. The amendment revised existing financial covenants, including the maintenance of a specified fix charge coverage ratio and maintenance of minimum monthly EBITDA requirements. As of December 31, 2015 the Company is in violation of its financial covenants. As of March 2016, the lender waived the violation.

Borrowings made under the credit facility bore interest, which was payable monthly, at LIBOR (subject to a floor of 1.375%) plus 4.5% per annum (5.875% as of December 31, 2015).

The Company’s weighted average interest rate in the United States during the years ended December 31, 2015, 2014 and 2013 is 5.88%, 6.02% and 6.25% respectively.

The company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of December 31, 2015 and 2014, the Company had approximately $5,569 and $5,285, respectively, outstanding under line of credit arrangements. As of December 31, 2015 and 2014, the Company had $572, and $24, respectively, in unused borrowing capacity under the line of credit facility.

Europe

In June 2013, the Company entered into a new line of credit arrangement with a commercial bank to provide it with up to €1,100 ($1,337 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly.

The borrowing capacity under the credit facility was reduced by €100 every quarter, starting December 31, 2013. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit was secured by the accounts receivable and tangible fixed assets of one of the Company’s European subsidiaries. As of December 31, 2014, the Company had €600 ($729 as of December 31, 2014) in outstanding borrowings under the line of credit arrangement. The line of credit was replaced in April 2015 (see note 16).

In January 2014, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €800 ($972 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly. The borrowing capacity under the credit facility is reduced by €80 every quarter, starting July 1, 2014. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company’s European subsidiaries. The line of credit expires on September 30, 2016. As of December 31, 2014, the Company had €640 ($778 as of December 31, 2014) in outstanding borrowings under the line of credit arrangement. The line of credit was replaced in April 2015 (see note 16).

In March 2014, the Company entered into a new line of credit arrangement with the same commercial bank to provide it with up to €1,100 ($1,337 as of December 31, 2014) in borrowings. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.98% as of December 31, 2014) per annum, which is payable quarterly. The borrowing capacity under the credit facility is reduced by €100 every quarter, starting June 30, 2014. The line of credit must be repaid in full on a monthly basis before any additional borrowings can be made. The line of credit is secured by the accounts receivable and tangible fixed assets of one of the Company’s European subsidiaries. The line of credit expires on December 31, 2016. As of December 31, 2014, the Company had €800 ($972 as of December 31, 2014) in outstanding borrowings under the line of credit arrangement. The line of credit was replaced in April 2015 (see note 16).

In April 2015, the Company entered into a new line of credit arrangement with the same commercial bank, replacing all previous lines of credit, to provide it with up to €5,500 ($5,996 as of December 31, 2015) in borrowings until further notice. Borrowings under the line of credit bear interest at LIBOR plus 3.75% (3.75% as of December 31, 2015) per annum. The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly.

The line of credit is secured by the accounts receivable and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. As of December 31, 2015 the Company had €5,007($5,459 as of December 31, 2015) in outstanding borrowings under the line of credit arrangement.

The line of credit replaces all other existing lines of credit with that commercial bank (see note 16).

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.

In August 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €500 ($545 as of December 31, 2015) in borrowings. Borrowings under this arrangement bore interest at 3.5% per annum, which was payable on August 1, 2014, the original maturity date of the arrangement. In July 2014, the line of credit arrangement was extended until August 1, 2015. The line of credit is secured by a bank guarantee provided by an entity related to the Company’s main shareholder as well as a guarantee from another bank. In July 2015, the line of credit was fully paid and the line of credit expired. As of December 31, 2014 the Company had €500 ($608 as of December 31, 2014) in outstanding borrowings under the line of credit arrangement.

In November 2013, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €1,200 ($1,308 as of December 31, 2015) in borrowings. Borrowings under the line of credit arrangement bear interest at 1.2% per annum, which is payable quarterly. The line of credit is secured by a guarantee provided by an entity related to the Company’s main shareholder. The line of credit was originally set to expire on May, 2014 and was extended until July 31, 2015. In June 2014, the borrowing capacity under the line of credit was increased up to €1,508 ($1,644 as of December 31, 2015). In December 2015 the borrowing capacity was reduced by €1,158 ($1,265 as of December 31, 2015). As of December 31, 2015 and 2014, the Company had €350 and €1,358 ($382 and $1,480 as of December 31, 2015 and 2014, respectively) in outstanding borrowings under the line of credit arrangement.

The Company evaluated the terms of the amendment and concluded that they constitute a substantive modification, however, there is no effect on the financial statements of the Company.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2015, 2014 and 2013 is 3.2%, 3.5% and 3.7% respectively.